Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Hong Kong profit tax
Current tax expenses	$ 1,539,646	$ 196,136
Deferred tax expenses	89,670	11,424	1,217,295
Total	$ 1,629,316	$ 207,560	$ 1,217,295